Capital Guardian Funds Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

January 6, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:                      Capital Guardian Funds Trust (the “Trust”)
                            File Nos.: 333-191807 and 811-22899

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the recent amendment for the Trust dated December 31, 2013, and filed electronically as Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on December 31, 2013.

The SEC declared the Trust’s Registration Statement effective as of December 31, 2013 (Accession No. 9999999995-14-000009).

If you have any additional questions or require further information, please contact Alia Vasquez at (414) 765-6620. Thank you for your assistance with respect to this matter.

Very truly yours,

/s/Brian Kirkpatrick___________________
Brian Kirkpatrick, President
Capital Guardian Funds Trust

cc:	Thomas R. Westle, Esq., Blank Rome LLP